Schedule of Concentration Risk Percent (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cost of goods	$ 2,979,579		$ 4,109,128
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenues	$ 3,264,924		$ 2,506,196
Concentrationr risk, percentage	100.00%		51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues			$ 2,398,185
Concentrationr risk, percentage			49.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%		76.00%
Accounts receivable	$ 5,771,120		$ 2,506,196
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage			24.00%
Accounts receivable			$ 788,834
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%		100.00%
Cost of goods	$ 2,979,579		$ 4,109,128
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	96.00%		100.00%
Accounts payable	$ 4,485,773		$ 2,498,787